CONTINGENCIES (Details) $ in Thousands		3 Months Ended	12 Months Ended	61 Months Ended
	Mar. 17, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2011	Dec. 31, 2017 USD ($)	May 23, 2016	Dec. 31, 2012 employee
Disclosure of contingent liabilities [line items]
Percentage of Transfered Monthly Salaries				0.50%
Number of employees						40
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Number of employees | employee							21
Loss contingency, loss in period	$ 1,000	$ 1,000
Reserve for labor claims
Disclosure of contingent liabilities [line items]
Provision used, other provisions			$ 320
Minimum | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			700
Minimum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 300
Maximum | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			$ 800
Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 500
Penalties | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Loss contingency, loss in period		500
Reimbursements of Investigation | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Loss contingency, loss in period		$ 500